STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Institutional U.S. Government Money Market Fund

Class G (SSOXX) Administration Class (SALXX) Class M (GOMXX)

(the “Fund”)

SUPPLEMENT DATED JUNE 6, 2019 TO THE PROSPECTUSES

DATED APRIL 30, 2019, AS MAY BE REVISED OR SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the sub-section of the Prospectuses entitled “Redeeming Shares”, within the section entitled “Shareholder Information” is hereby deleted in its entirety and replaced with the following:

Redeeming Shares

An investor may redeem all or any portion of its investment. Redemption orders are processed at the NAV next determined after the Fund receives a redemption order in good form. If the Fund receives a redemption order in good form prior to 5:00 p.m. ET on a business day, shares are redeemed and the Fund typically sends payment for redeemed shares on that day, but no later than the next business day (if redemption proceeds are sent by wire or ACH. If redemption proceeds are sent by check, the Fund pays out redemption proceeds on the next business day. If a full redemption order is requested, no dividends will accrue with respect to shares on the day the redemption proceeds are sent. If a redemption order is placed after 5:00 p.m. ET the Fund typically expects to pay out redemption proceeds on the next business day (and dividends will accrue up to, but not including, the day that redemption proceeds are sent), but not later than the following Business Day.

The Fund is a government money market fund that has not elected to be subject to the fees and gates provisions of Rule 2a-7. The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed beyond 1 business day in accordance with Section 22(e) of the 1940 Act and the rules thereunder, including during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund. Although the Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

Under normal circumstances, the Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or selling portfolio assets to generate cash. The Fund also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.

The Fund may pay all or a portion of your redemption proceeds by giving you securities (for example, if the Fund reasonably believes that a cash redemption may have a substantial impact on the Fund and its remaining shareholders). You may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of the redemption. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

During periods of deteriorating or stressed market conditions or during extraordinary or emergency circumstances, the Fund may be more likely to pay redemption proceeds with cash obtained through short-term borrowing arrangements (if available) or by giving you securities.

A request for a partial redemption by an investor whose account balance is below a minimum amount or a request for partial redemption by an investor that would bring the account below a minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Fund reserves the right to modify minimum account requirements at any time with or without prior notice. The Fund also reserves the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Institutional Liquid Reserves Fund

Service Class (LRSXX)

State Street Institutional U.S. Government Money Market Fund

Service Class (GVSXX)

State Street Institutional Treasury Money Market Fund

Service Class (TYSXX)

State Street Institutional Treasury Plus Money Market Fund

Service Class (TPSXX)

(Each a “Fund”, and collectively the “Funds”)

SUPPLEMENT DATED JUNE 6, 2019 TO THE PROSPECTUS

DATED APRIL 30, 2019, AS MAY BE REVISED OR SUPPLEMENTED FROM TIME TO TIME

Effective immediately, discussions under the headings “For the U.S. Government Fund” and “For All Funds”

within the sub-section of the Prospectus entitled “Redeeming Shares”, within the section entitled “Shareholder

Information”, on page 36 of the Prospectus, are hereby deleted in its entirety and replaced with the following:

For the U.S. Government Fund

If the U.S. Government Fund receives a redemption order in good form prior to 5:00 p.m. ET on a Business Day, shares are redeemed and the Fund typically sends payment for redeemed shares on that day, but no later than the next Business Day if redemption proceeds are sent by wire or ACH. If redemption proceeds are sent by check, the Fund pays out redemption proceeds on the next Business Day. If a full redemption order is requested, no dividends will accrue with respect to shares on the day the redemption proceeds are sent. If a redemption order is placed after 5:00 p.m. ET, the Fund typically expects to pay out redemption proceeds on the next Business Day (and dividends will accrue up to, but not including, the day that redemption proceeds are sent), but no later than the following Business Day.

For All Funds

Each of the Treasury Fund, Treasury Plus Fund and U.S. Government Fund is a government money market fund that has not elected to be subject to the fees and gates provisions of Rule 2a-7. The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed beyond 1 Business Day (for the U.S. Government Fund) or 7 days (for all other funds) in accordance with Section 22(e) of the 1940 Act and the rules thereunder, including during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each of the Treasury Fund, Treasury Plus Fund and U.S. Government Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

Under normal circumstances, the Funds expect to meet redemption requests by using cash or cash equivalents in its portfolio and/or selling portfolio assets to generate cash. The Funds also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.

A Fund may pay all or a portion of your redemption proceeds by giving you securities (for example, if the Fund reasonably believes that a cash redemption may have a substantial impact on the Fund and its remaining shareholders). You may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of the redemption. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

During periods of deteriorating or stressed market conditions or during extraordinary or emergency circumstances, a Fund may be more likely to pay redemption proceeds with cash obtained through short-term borrowing arrangements (if available) or by giving you securities.

A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as deter- mined by their policies and may be waived in the Adviser’s discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

060619SSIITSUPP3